DISCONTINUED OPERATIONS (Schedule of The Net Assets of Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended
	Mar. 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets disposed of:
Property, plant and equipment		¥ 214	¥ 275
Prepayments		29	39
Other receivables		39	636
Cash and cash equivalents		3,444	6,793	¥ 18,878	¥ 19,228
Trade payables		(3,896)	(100)
Other payables and accrued liabilities		(2,161)	(1,639)
Taxes payable		(16,818)	(16,788)
Due to related companies		¥ (5,077)	¥ (4,041)
Discontinued operation of Wuhu Feishang [Member]
Net assets disposed of:
Property, plant and equipment	¥ 7,613
Rehabilitation fund	3,983
Inventories	5,644
Prepayments	73
Other receivables	47
Cash and cash equivalents	18
Trade payables	(30)
Other payables and accrued liabilities	(13,303)
Taxes payable	(5,316)
Due to related companies	(5,117)
Asset retirement obligations	(4,952)
Net assets disposed of	(11,340)
Gain on disposal of Wuhu Feishang	12,340
Consideration	1,000
Satisfied by:
Cash received	¥ 1,000